SHARE CAPITAL - Stock Option Activity (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Options outstanding #
Outstanding, beginning (in shares) | shares	7,878,746	6,689,000
Issued in Paycore Acquisition (in shares) | shares	1,727,200
Granted (in shares) | shares	2,088,687	2,673,179
Exercised (in shares) | shares	(526,798)	(1,047,200)
Expired (in shares) | shares	(16,000)	(320,106)
Forfeited (in shares) | shares	(92,590)	(116,127)
Outstanding, ending (in shares) | shares	11,059,245	7,878,746
Weighted average price C$
Outstanding, beginning (in dollars per share) | $ / shares	$ 2.30	$ 2.21
Issued in Paycore Acquisition ((in dollars per share) | $ / shares	1.89
Granted (in dollars per share) | $ / shares	3.20	2.65
Exercised (in dollar per share) | $ / shares	2.59	2.45
Expired (in dollars per share) | $ / shares	2.91	2.71
Forfeited (in dollars per share) | $ / shares	2.69	2.62
Outstanding, ending (in dollar per share) | $ / shares	$ 2.39	$ 2.30